Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 01, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000162163
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Larger Companies Focused Fund Inc.-Institutional Class
Account Value	$ 31,868	$ 33,032	$ 29,796	$ 29,226	$ 28,229	$ 27,617	$ 28,765	$ 26,947	$ 25,966	$ 28,112	$ 27,299	$ 25,430	$ 25,136	$ 23,192	$ 20,308	$ 21,230	$ 22,454	$ 22,982	$ 21,373	$ 20,099	$ 18,682	$ 19,026	$ 17,794	$ 18,213	$ 15,757	$ 17,339	$ 16,784	$ 15,836	$ 17,739	$ 17,969	$ 16,406	$ 18,435	$ 19,309	$ 22,990	$ 22,509	$ 23,672	$ 25,768	$ 25,924	$ 27,824	$ 26,480	$ 27,927	$ 27,074	$ 27,223	$ 25,659	$ 26,157	$ 25,001	$ 25,718	$ 25,201	$ 24,988	$ 23,665	$ 21,430	$ 21,906	$ 22,712	$ 21,130	$ 20,124	$ 19,160	$ 17,360	$ 14,438	$ 16,572	$ 17,207	$ 17,072	$ 16,653	$ 15,191	$ 15,004	$ 15,666	$ 16,477	$ 16,712	$ 15,426	$ 16,632	$ 16,258	$ 15,874	$ 15,549	$ 13,558	$ 14,716	$ 14,311	$ 16,375	$ 16,021	$ 15,257	$ 15,318	$ 14,954	$ 14,409	$ 14,092	$ 14,404	$ 14,721	$ 13,351	$ 13,243	$ 13,200	$ 13,122	$ 13,152	$ 12,767	$ 12,131	$ 11,667	$ 11,711	$ 11,239	$ 10,962	$ 10,546	$ 9,966	$ 9,995	$ 10,181	$ 10,496	$ 10,450	$ 10,241	$ 9,540	$ 9,798	$ 9,506	$ 9,373	$ 8,861	$ 8,880	$ 9,927	$ 9,975	$ 10,000
C000020637
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Larger Companies Focused Fund Inc.-Investor Class
Account Value	$ 34,593	35,856	32,351	31,737	30,668	30,007	31,263	29,291	28,231	30,575	29,691	27,664	27,348	25,237	22,103	23,117	24,447	25,032	23,294	21,908	20,364	20,746	19,407	19,862	17,194	18,920	18,313	17,280	19,363	19,617	17,920	20,142	21,094	25,129	24,612	25,883	28,180	28,353	30,439	28,967	30,567	29,631	29,803	28,096	28,646	27,389	28,175	27,610	27,389	25,947	23,498	24,024	24,914	23,179	22,081	21,029	19,054	15,858	18,203	18,905	18,762	18,305	16,696	16,502	17,226	18,122	18,381	16,973	18,305	17,898	17,480	17,120	14,929	16,213	15,771	18,044	17,658	16,820	16,887	16,491	15,889	15,549	15,894	16,239	14,737	14,613	14,570	14,484	14,522	14,097	13,399	12,888	12,935	12,415	12,109	11,655	11,015	11,046	11,256	11,603	11,557	11,323	10,553	10,841	10,515	10,368	9,807	9,845	10,988	11,013		$ 10,894	$ 9,996	$ 10,364	$ 11,044	$ 10,597	$ 10,724	$ 10,498	$ 10,578	$ 10,609	$ 9,941	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,352	34,167	32,272	32,568	31,887	31,132	30,757	29,692	28,289	29,494	28,574	27,126	26,678	25,518	23,383	23,885	25,081	25,487	24,693	23,163	23,063	22,708	21,904	22,452	21,125	22,416	21,230	19,640	21,632	22,552	20,648	22,505	22,464	24,610	23,729	24,462	25,797	24,690	24,862	23,234	24,368	23,649	23,100	22,573	22,416	21,281	20,388	19,841	20,043	19,301	17,397	17,872	18,578	17,332	16,407	16,087	15,356	13,611	15,529	16,922	16,928	16,433	15,857	15,521	15,236	15,481	15,262	14,257	15,224	14,632	14,353	13,906	12,875	14,153	13,870	14,887	14,803	14,336	13,822	13,737	13,414	13,363	13,711	14,236	13,465	13,317	12,921	12,626	12,371	12,333	12,085	12,010	11,843	11,723	11,709	11,262	11,052	10,838	10,451	10,645	10,643	10,628	10,250	10,224	10,043	10,005	9,369	9,382	9,872	10,030	10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301		10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
VALUELINE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 44,092	43,706	41,044	41,180	40,046	39,229	39,907	37,386	35,275	36,837	36,200	33,888	33,063	31,661	28,549	28,961	30,627	30,904	29,897	27,984	26,764	26,502	24,807	25,105	23,173	25,094	24,001	22,675	25,117	26,344	23,521	25,545	26,153	29,745	28,625	29,895	32,701	32,024	31,830	29,293	31,030	29,912	28,958	27,248	27,630	25,870	25,433	25,439	25,629	24,502	22,226	23,008	24,144	21,885	20,322	19,474	18,249	15,896	17,631	18,919	18,506	17,964	17,200	16,729	16,727	16,856	16,484	15,424	16,464	15,753	15,317	14,788	13,568	14,844	14,688	16,131	16,041	15,210	14,776	14,635	14,020	13,972	14,366	14,752	13,777	13,670	13,267	12,772	12,608	12,381	12,061	12,093	11,786	11,523	11,391	10,937	10,580	10,451	10,228	10,474	10,436	10,488	10,015	10,055	9,863	9,954	9,325	9,329	9,881	10,028	$ 10,000
VALUELINE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	$ 46,740	$ 43,893	$ 44,038	$ 42,825	$ 41,951	$ 42,677	$ 39,981	$ 37,723	$ 39,394	$ 38,713	$ 36,240	$ 35,358	$ 33,859	$ 30,531	$ 30,972	$ 32,753	$ 33,050	$ 31,972	$ 29,926	$ 28,621	$ 28,342	$ 26,528	$ 26,847	$ 24,782	$ 26,836	$ 25,667	$ 24,249	$ 26,861	$ 28,173	$ 25,154	$ 27,318	$ 27,968	$ 31,809	$ 30,612	$ 31,970	$ 34,971	$ 34,247	$ 34,039	$ 31,326	$ 33,184	$ 31,988	$ 30,968	$ 29,140	$ 29,548	$ 27,666	$ 27,199	$ 27,205	$ 27,408	$ 26,203	$ 23,769	$ 24,604	$ 25,819	$ 23,404	$ 21,732	$ 20,825	$ 19,515	$ 17,000	$ 18,854	$ 20,232	$ 19,790	$ 19,210	$ 18,394	$ 17,890	$ 17,888	$ 18,026	$ 17,628	$ 16,495	$ 17,607	$ 16,846	$ 16,380	$ 15,814	$ 14,510	$ 15,875	$ 15,708	$ 17,251	$ 17,155	$ 16,265	$ 15,801	$ 15,651	$ 14,994	$ 14,941	$ 15,363	$ 15,776	$ 14,733	$ 14,619	$ 14,188	$ 13,659	$ 13,483	$ 13,241	$ 12,898	$ 12,932	$ 12,604	$ 12,322	$ 12,182	$ 11,696	$ 11,314	$ 11,176	$ 10,938	$ 11,201	$ 11,160	$ 11,216	$ 10,711	$ 10,753	$ 10,548	$ 10,645	$ 9,973	$ 9,977	$ 10,567	$ 10,724		$ 10,694	$ 9,846	$ 10,096	$ 10,749	$ 10,396	$ 10,583	$ 10,436	$ 10,384	$ 10,503	$ 9,847	$ 10,000